Related party transactions (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2014	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2021
Related Party Transaction [Line Items]
Revenue		$ 218,019	$ 193,234	$ 137,668
Cost of revenue		47,090	53,274	31,752
Related Party Investee
Related Party Transaction [Line Items]
Ownership percentage					47.00%
Affiliated Entity
Related Party Transaction [Line Items]
Cost of revenue				85
Affiliated Entity | Saas Service Agreement
Related Party Transaction [Line Items]
Contract termination notice period	30 days
Revenue		182	195	153
Expenses from transaction with related party		$ 0	$ 0	$ 580